Investment and Mortgage-Backed Securities, Available for Sale (Schedule of AFS Securities, Contractual Maturities) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 64,354
One – Five Years, Amortized Cost	7,995,095
Five – Ten Years, Amortized Cost	77,877,630
After Ten Years, Amortized Cost	218,345,636
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	572,137,595	$ 408,695,280
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	572,137,595
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	64,197
One – Five Years, Fair Value	8,022,724
Five – Ten Years, Fair Value	78,435,507
After Ten Years, Fair Value	225,028,959
Available-for-sale Securities, Fair Value Disclosure	589,324,401	$ 414,644,840
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	$ 589,324,401